Fees Summary	Oct. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,979,522.00
Total Fee Amount	2,608.22
Total Offset Amount	0.00
Net Fee	$ 2,608.22
Offering Table N/A
Offset Table N/A	N/A